Condensed Consolidated Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues:
Rental income from operating leases	$ 1,386,226
Total revenues	1,386,226
Expenses:
Property operating expenses	886,573
General and administrative	1,743,619		1,336,383		1,394,462
Acquisition fees and expenses	75,260		27,493		8,517
Asset management fees	105,820
Property management fees	98,450
Depreciation	472,616
Total expenses	3,382,338		1,363,876		1,402,979
Operating loss	(1,996,112)		(1,363,876)		(1,402,979)
Other income:
Interest and other income	929		315
Total other income	929		315
Loss from continuing operations	(1,995,183)		(1,363,561)		(1,402,979)
Loss from discontinued operations	(1,141,304)		(645,690)
Net loss including noncontrolling interests	(3,136,487)		(2,009,251)		(1,402,979)
Net loss from continuing operations attributable to noncontrolling interests	(12,535)
Net loss attributable to common stockholders	$ (3,123,952)		$ (2,009,251)		$ (1,402,979)
Net loss per share of common stock (basic and diluted):
Continuing operations	$ (0.30)		$ (0.36)		$ (0.78)
Discontinued operations	$ (0.17)		$ (0.17)
Net loss per share of common stock	$ (0.47)		$ (0.53)		$ (0.78)
Weighted average number of shares of common stock outstanding (basic and diluted)	6,616,967	[1]	3,794,022	[1]	1,797,751

[1]	For purposes of determining the weighted average number of shares of common stock outstanding, stock distributions issued through August 2, 2013 are treated as if they were outstanding for the full period presented.